Trade and Other Payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020	[1]
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 8,214	£ 6,998
Other taxation and social security	17,202	10,104
Other liabilities	4,532	3,597
Accruals	63,862	53,938
Deferred income	4,442	3,891
Total trade and other payables	98,252	78,528	[1]	£ 58,599
Deferred income recognized during the period	3,700	2,800
Deferred income	4,400
Deferred income from companies acquired	£ 0	£ 300

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).